THE TREASURER'S FUND
                                  ANNUAL REPORT
                               OCTOBER 31, 2002(a)

TO OUR SHAREHOLDERS,

      Rising tensions overseas, continued corporate scandals and a corresponding drop in the major equity market components have all contributed to a substantial flight to quality, driving market interest rates to levels not seen in 40 years. U.S. Treasury securities found new life with investors in the third quarter with 10 year rates posting all time lows and quarterly performance numbers that were the best since 1989. With the economy showing new signs of sluggishness and a consumer firmly retrenching, some market participants were calling for the Federal Reserve Board ("Fed") to lower, yet again, its target for the Federal Funds rate from its current level of 1.75%. The Federal Open Market Committee ("FOMC") responded on November 6, 2002 by lowering the Federal Funds target rate by 50 basis points, to 1.25%. However, we continue to see some bright spots and believe that the domestic economy is on solid footing. Monetary policy, which has been extremely accommodating since September of last year, does take time to move through the system. That delay, coupled with a high wave of mortgage refinancing, should prove to be strong tonic for 2003. We believe the Fed, which is now at a neutral bias, is finished with its easing policy, and will begin to nudge policy tighter in late 2003.

      Net performance returns of the Fund's three portfolios continue strong relative to their peer groups, outperforming the average. With the recent aggressive FOMC move, we anticipate a similar reduction in the Fund's overnight yield. However, with weighted average maturities of 38 days for the Domestic Prime Money Market Portfolio, 24 days for the Tax Exempt Money Market Portfolio and 20 days for the U.S. Treasury Money Market Portfolio, we believe we can weather the storm until the traditional upward pressure of short-term rates into the end of the year occurs.

      Our fixed income portfolios have had a core commitment to the market while remaining flexible and liquid. The bulls are still in control of the markets, but remaining flexible in all market situations is our ongoing challenge.

-------------------------------------------
(a) The Fund's fiscal year ends October 31.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                         JANUARY                            FEBRUARY          MARCH
                         -------                            --------          -----
      1st Tuesday        Howard Ward                        Howard Ward       Howard Ward
      1st Wednesday      Ivan Arteaga                       Susan Byrne       Caesar Bryan
      2nd Wednesday      Charles Minter & Martin Weiner     Caesar Bryan      Hart Woodson
      3rd Wednesday      Walter Walsh & Laura Linehan       Lynda Calkin      Henry Van der Eb
      4th Wednesday      Barbara Marcin                     Barbara Marcin    Barbara Marcin

      All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      We thank you for your loyalty and as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 800-GABELLI (800-422-3554) during the business day for further information.

                                                     Sincerely,

                                                     /S/ JUDITH RANERI
                                                     JUDITH RANERI
                                                     Portfolio Manager

November 25, 2002

NOTE: The views expressed in this report reflect those of the portfolio manager, only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS -- OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                COMMERCIAL PAPER - 6.2%
  $ 20,000,000  General Electric Capital Corp., 1.787%, 11/18/02 ....................    P1/A1+      $ 19,983,378
    20,000,000  Three Rivers Funding Corp., 1.750%, 11/08/02 ........................     P1/A1        19,993,194
                                                                                                     ------------
                TOTAL COMMERCIAL PAPER ............................................................    39,976,572
                                                                                                     ------------
                ADJUSTABLE RATE SECURITIES - 9.2%
     4,300,000  California Housing Finance Agency Revenue Bond, Series 2000H, 1.900%,
                  11/06/02, FSA Insured, 02/01/17+ .................................. VMIGI/A1+/AAA     4,300,000
    10,000,000  Florida Housing Finance Corp. Revenue Bond, Series 2002A, 1.850%,
                  11/07/02, AMBAC Insured, SPA - Dexia Credit Local, 01/01/47+ ...... VMIG1/A1+/F1+    10,000,000
    10,000,000  Greensboro Certificate of Participation, Series 1999B, 1.850%,
                  11/06/02, 12/01/15+ ...............................................   VMIG1/NR       10,000,000
     3,900,000  Greensboro Housing and Redevelopment General Obligation Unlimited
                  Revenue Bond, 1.850%, 11/06/02, 04/01/22+ .........................   VMIG1/A1+       3,900,000
     3,955,000  Greensboro Public Improvement Revenue Bond, Series 1994C, 1.850%,
                  11/06/02, SPA - Wachovia Bank of North Carolina, 04/01/14+ ........   VMIG1/A1        3,955,000
     1,700,000  Health Insurance Plan of Greater New York Revenue Bond, Series 1990B-1,
                  1.840%, 11/06/02, Letter of Credit - Morgan Guaranty Trust, 07/01/16+   NR/A1+        1,700,000
     2,900,000  New Jersey Economic Development Authority Economic Development
                  Revenue Bond, MSNBC / CNBC, Series 1997A, 1.791%, 11/01/02,
                  10/01/21+ .........................................................    P1/A1+         2,900,000
       960,000  New Jersey Economic Development Authority Revenue Bond, Economic Growth,
                  Series 1994E-2, 1.840%, 11/07/02, Letter of Credit - LaSalle National Bank,
                  08/01/14+ .........................................................    NR/A1+           960,000
    19,200,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th St.
                  Housing, Series 2000B, 1.850%, 11/06/02, Letter of Credit - Bayerische
                  Hypo - und Vereinsbank AG, 11/01/33+ ..............................   VMIG1/NR       19,200,000
     2,400,000  New York State Housing Finance Agency Revenue Bond, West 23rd St.
                  Housing, Series 2001B, 1.850%, 11/06/02, Letter of Credit - Bayerische
                  Hypo - und Vereinsbank AG, 11/01/33+ ..............................   VMIG1/NR        2,400,000
                                                                                                     ------------
                TOTAL ADJUSTABLE RATE SECURITIES ..................................................    59,315,000
                                                                                                     ------------
                U.S. GOVERNMENT AGENCY MORTGAGES - 15.6%
    52,895,000  Federal Home Loan Bank, 1.900% to 2.600%, 04/25/03 to 11/12/03 ......                  52,886,623
    10,000,000  Federal Home Loan Mortgage Corp., 4.500%, 06/15/03 ..................                  10,117,668
    20,000,000  Federal National Mortgage Assoc., 2.010% to 5.250%, 01/15/03 to 09/05/03               20,029,826
     7,640,000  Student Loan Marketing Assoc., 2.450% to 2.700%, 02/28/03 to 04/25/03                   7,641,380
    10,000,000  Student Loan Marketing Assoc., 1.608%, 11/05/02, 11/21/02+ ..........                  10,000,000
                                                                                                     ------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ............................................   100,675,497
                                                                                                     ------------
                REPURCHASE AGREEMENTS - 69.3%
   120,000,000  ABN AMRO, 1.900%, dated 10/31/02, due 11/01/02, proceeds at maturity,
                  $120,006,333 (a) ..................................................                 120,000,000
   100,000,000  Barclays Capital Inc., 1.870%, dated 10/31/02, due 11/01/02, proceeds at
                  maturity, $100,005,194 (b) ........................................                 100,000,000
   107,849,527  Bear Stearns & Co., 1.880%, dated 10/31/02, due 11/01/02, proceeds at
                  maturity, $107,855,159 (c) ........................................                 107,849,527
   120,000,000  Warburg Dillon Reed, 1.920%, dated 10/31/02, due 11/01/02, proceeds at
                  maturity, $120,006,400 (d) ........................................                 120,000,000
                                                                                                     ------------
                TOTAL REPURCHASE AGREEMENTS .......................................................   447,849,527
                                                                                                     ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                                         MARKET
                                                                                                          VALUE
                                                                                                        --------
TOTAL INVESTMENTS (Cost $647,816,596) (e) ...........................................      100.3%    $647,816,596
PAYABLE TO ADVISER (f) ..............................................................        0.0          (73,838)
PAYABLE TO ADMINISTRATOR ............................................................        0.0          (43,935)
DIVIDENDS PAYABLE ...................................................................       (0.1)        (268,628)
OTHER ASSETS AND LIABILITIES (NET) ..................................................       (0.2)      (1,236,625)
                                                                                           -----     ------------
NET ASSETS (646,281,169 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) ...............................      100.0%    $646,193,570
                                                                                           =====     ============
COMPOSITION OF NET ASSETS
Paid-in-capital .....................................................................                 646,200,032
Distributions in excess of net investment income ....................................                      (6,462)
                                                                                                     ------------
NET ASSETS ..........................................................................                $646,193,570
                                                                                                     ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     ($622,287,714 (DIVIDE) 622,375,327 shares outstanding) ............................................    $1.00
                                                                                                            =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     ($23,905,856 (DIVIDE) 23,905,842 shares outstanding) ..............................................    $1.00
                                                                                                            =====

-------------------------------
(a) Collateralized by Federal National Mortgage Assoc., 5.125%, due 02/13/04, market value $122,698,760.
(b) Collateralized by U.S. Treasury Inflation Note, 3.375%, due 01/15/12, market value $102,349,430.
(c) Collateralized by U.S. Treasury STRIPS, due 08/15/16 to 08/15/26, market value $110,006,628.
(d) Collateralized by Federal National Mortgage Assoc., due 12/13/02 to 03/07/03, market value $72,588,750 and Federal Home Loan Mortgage Corp., due 12/17/02, market value $49,900,920.
(e) Aggregate cost for Federal tax purposes.
(f) Net of the expense reimbursement receivable from the Adviser.
+ Variable rate security. The first date shown is the short-term date and the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS - 100.8%
                ALABAMA - 2.4%
   $ 2,300,000  Phenix County Industrial Development Board Environmental Improvement
                  Revenue Bond, Mead Coated Board Project, Series 1993A, AMT, 2.090%,
                  11/01/02, Letter of Credit - Toronto Dominion Bank, 06/01/28+ ......   NR/A1+      $  2,300,000
     3,965,000  Stevenson Industrial Development Board Environmental Improvement
                  Revenue Bond, Mead Corp. Project, 1.990%, 11/01/02, Letter of Credit -
                  Bank of America NA, 11/01/16+ ......................................   NR/A1+         3,965,000
                                                                                                     ------------
                TOTAL ALABAMA ......................................................................    6,265,000
                                                                                                     ------------
                ARIZONA - 1.0%
     2,600,000  Scottsdale Industrial Development Authority Hospital Revenue Bond, Scottsdale
                 Memorial Health Systems, Series 1997B, 1.800%, 11/06/02, AMBAC Insured,
                  SPA - Credit Local de France, 09/01/22+ ............................  VMIG1/A1+       2,600,000
                                                                                                     ------------
                COLORADO - 1.2%
     3,200,000  University Colorado Certificates of Participation, Series 1998A, 1.800%,
                  11/06/02, Letter of Credit - Bayerische Landesbank, 07/01/18+ ......  VMIG1/A1+       3,200,000
                                                                                                     ------------
                DELAWARE - 0.6%
       500,000  Delaware State Economic Development Authority Revenue Bond, Delmarva
                  Power & Light Co. Project, AMT, 2.170%, 11/01/02, 10/01/17+ ........  VMIG1/A1          500,000
     1,100,000  Delaware State Economic Development Authority Revenue Bond, Gas
                  Facilities, Delmarva Power & Light Co. Project, AMT, 2.170%,
                  11/01/02, 10/01/29+ ................................................  VMIG1/A1        1,100,000
                                                                                                     ------------
                TOTAL DELAWARE .....................................................................    1,600,000
                                                                                                     ------------
                FLORIDA - 7.8%
     1,700,000  Collier County Health Facilities Authority Hospital Revenue
                  Bond, Cleveland Clinic Health System, 1.990%, 11/01/02,
                  SPA - Bank One NA, 01/01/33+ .......................................  VMIG1/A1        1,700,000
     2,200,000  Florida State Housing Finance Agency Revenue Bond, Ashley Lake II
                  Housing, Series 1989J, AMT, 1.860%, 11/06/02, Credit Support -
                  Freddie Mac, 12/01/11+ .............................................  VMIG1/NR        2,200,000
     3,800,000  Florida State Housing Finance Agency Revenue Bond, Heron Park Project,
                  Series 1996U, AMT, 1.860%, 11/06/02, FNMA Insured, 12/01/29+ .......  VMIG1/NR        3,800,000
     4,200,000  Florida State Housing Finance Agency Revenue Bond, Huntington Multi-Family
                  Housing Project, Series 1985GGG, 1.850%, 11/06/02, Letter of Credit -
                  Republic National Bank, 12/01/13+ ..................................   NR/A1+         4,200,000
     2,800,000  Florida State Housing Finance Agency Revenue Bond, Oaks Multi-Family
                  Housing, Series 1990A, 1.730%, 11/06/02, Credit Support - Freddie Mac,
                  07/01/07+ ..........................................................   NR/A1+         2,800,000
     3,000,000  Sunshine State Governmental Financing Commission Commercial Revenue
                  Notes, Miami-Dade County Program, Series 2001G,
                  AMT, 1.550%, 12/02/02 ..............................................   P1/A1+         3,000,000
     2,000,000  Tampa Bay Water Utility Systems Revenue Bond, Regional Water Supply
                  Authority, AMT, 1.950%, 11/07/02, Letter of Credit - Bank of America NA,
                  10/01/31+ ..........................................................VMIG1/A1+/F1+     2,000,000
       500,000  Titusville Multi-Purpose Revenue Bond, 1.900%, 11/07/02, Letter of Credit -
                  Nationsbank NA, 01/01/25+ ..........................................  VMIG1/NR          500,000
                                                                                                     ------------
                TOTAL FLORIDA ......................................................................   20,200,000
                                                                                                     ------------
                GEORGIA - 3.4%
     3,740,000  Burke County Development Authority Pollution Control Revenue Bond,
                  Oglethorpe Power Corp. Project, Series 1993A, 1.900%, 11/06/02,
                  FGIC Insured, SPA - Bayerische Landesbank, 01/01/16+ ...............VMIG1/A1+/F1+     3,740,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (Continued) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                GEORGIA (CONTINUED)
   $ 1,100,000  DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                  Project, 1.850%, 11/06/02, Letter of Credit - Wachovia Bank of Georgia,
                  06/01/20+ ..........................................................    NR/A1      $  1,100,000
     1,500,000  Hapeville Development Authority Industrial Development Revenue Bond,
                  Hapeville Hotel Ltd., 1.950%, 11/01/02, Letter of Credit - Bank of
                  America NA, 11/01/15+ ..............................................    P1/NR         1,500,000
     2,500,000  Putnam County Development Authority Pollution Control Revenue Bond,
                  Georgia Power Co. Plant Project, 2.050%, 11/01/02, 03/01/24+ .......VMIG1/A1/F1+      2,500,000
                                                                                                     ------------
                TOTAL GEORGIA ......................................................................    8,840,000
                                                                                                     ------------
                IDAHO - 0.3%
       710,000  Idaho State Health Facility Revenue Bond - St. Luke Medical Center, 1.990%,
                  11/01/02, FSA Insured, 07/01/30+ ...................................  VMIG1/A1+         710,000
                                                                                                     ------------
                ILLINOIS - 13.0%
     4,500,000  Chicago Board of Education General Obligation Unlimited Revenue Bond,
                  Series 2000B, 1.850%, 11/07/02, FSA Insured, SPA - Dexia Public Finance
                  Bank, 03/01/32+ ....................................................VMIG1/A1+/F1+     4,500,000
     1,700,000  Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                  2.000%, 11/06/02, Letter of Credit - Bankers Trust Co., 06/01/12+ ..   NR/A1+         1,700,000
     4,000,000  Chicago Metropolitan Water Reclamation District General Obligation
                  Unlimited Revenue Bond, Series 2002A, 1.800%, 11/06/02, SPA - Bank of
                  America NA, Lloyds TSB Bank, 12/01/31+ .............................VMIG1/A1+/F1+     4,000,000
     2,515,000  Chicago O'Hare International Airport Revenue Bond, General
                  Airport 2nd Lien, Series 1984B, 1.830%, 11/06/02, Letter of Credit
                  - Societe Generale, 01/01/15+ ......................................VMIG1/A1+         2,515,000
     1,200,000  Illinois State Development Finance Authority Pollution Control Revenue Bond,
                  A. E. Staley Mfg. Co. Project, 1.800%, 11/06/02, Letter of Credit - Rabobank
                  International, 12/01/05+ ...........................................    P1/NR         1,200,000
       900,000  Illinois State Educational Facilities Authority Revenue Bond, ACI / Cultural
                  Pooled Financing, 1.850%, 11/06/02, Letter of Credit - American National
                  Bank & Trust, 07/01/29+ ............................................    NR/A1           900,000
     3,800,000  Illinois State Educational Facilities Authority Revenue Bond, Columbia
                  College - Chicago, 1.850%, 11/06/02, Letter of Credit - Harris Trust &
                  Savings Bank, 06/01/30+ ............................................   NR/A1+         3,800,000
     3,000,000  Illinois State Educational Facilities Authority Revenue Bond, National Louis
                  University, Series 1999A, 1.840%, 11/07/02, Letter of Credit - American
                  National Bank & Trust, 06/01/29+ ...................................    NR/A1         3,000,000
     3,770,000  Illinois State Health Facilities Authority Revenue Bond, Elmhurst Memorial
                  Health System, Series 1998A, 2.040%, 11/01/02, SPA - Bank One NA,
                  01/01/28+ ..........................................................  VMIG1/NR        3,770,000
     2,170,000  Illinois State Housing Development Authority Revenue Bond, Camelot
                  Multi-Family Housing, AMT, 1.920%, 11/06/02, MBIA Insured, SPA -
                  Bank One NA, 05/01/27+ .............................................  VMIG1/A1        2,170,000
     3,000,000  Illinois State Housing Development Authority Revenue Bond, Illinois Center
                  Apartments, 1.800%, 11/06/02, Credit Support - Metropolitan Life Guaranty,
                  01/01/08+ ..........................................................   NR/A1+         3,000,000
     3,000,000  Illinois State Toll Highway Authority Toll Highway Priority Revenue Bond,
                  Series 1993B, 1.800%, 11/06/02, MBIA Insured, Letter of Credit - Societe
                  Generale, 01/01/10+ ................................................VMIG1/A1+/F1+     3,000,000
                                                                                                     ------------
                TOTAL ILLINOIS .....................................................................   33,555,000
                                                                                                     ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (Continued) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                INDIANA - 2.7%
   $ 2,600,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                  Clarian Health Partners, Series 1996C, 1.900%, 11/06/02, SPA - NBD Bank,
                  02/15/26+ ..........................................................VMIG1/A1/F1+   $  2,600,000
     4,400,000  Princeton Industrial Pollution Control Revenue Bond,
                  PSI Energy Inc. Project,
                  1.950%, 11/01/02, Letter of Credit - Morgan
                  Guaranty Trust, 04/01/22+ ..........................................  VMIG1/A1+       4,400,000
                                                                                                     ------------
                TOTAL INDIANA ......................................................................    7,000,000
                                                                                                     ------------
                KANSAS - 0.9%
     1,350,000  Kansas State Department of Transportation Revenue Bond, Highway
                  Improvement, Series 2000B-1, 1.990%, 11/01/02, Liquidity Provider - Pooled
                  Money Investment Board, 09/01/20+ ..................................  VMIG1/A1+       1,350,000
       900,000  Kansas State Department of Transportation Revenue Bond, Highway
                  Improvement, Series 2000B-2, 1.990%, 11/01/02, Liquidity Provider -
                  Pooled Money Investment Board, 09/01/20+ ...........................  VMIG1/A1+         900,000
                                                                                                     ------------
                TOTAL KANSAS .......................................................................    2,250,000
                                                                                                     ------------
                KENTUCKY - 2.7%
     1,200,000  Breckinridge County Lease Program Revenue Bond, Kentucky Association
                  Counties Leasing Trust, Series 2001A, 1.900%, 11/06/02, Letter of Credit -
                  US Bank NA, 02/01/31+ ..............................................VMIG1/NR/F1+      1,200,000
       870,000  Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark Tissue
                  Project, AMT, 1.950%, 11/06/02, 08/01/29+ ..........................   NR/A1+           870,000
     3,000,000  Kentucky Asset / Liability Commission Commercial Paper Revenue Notes,
                  2.750%, 06/26/03 ...................................................MIG1/SP1+/F1+     3,020,910
     2,000,000  Kentucky Asset / Liability Commission General Fund Tax & Revenue
                  Anticipation Notes, 5.000%, 02/01/03 ...............................   Aa3/A+         2,017,666
                                                                                                     ------------
                TOTAL KENTUCKY .....................................................................    7,108,576
                                                                                                     ------------
                MARYLAND - 1.7%
     3,800,000  Montgomery County Housing Opportunities Commission Revenue Bond,
                  Common Housing, Kensington Park - Issue II, 1.860%, 11/06/02, MBIA
                  Insured, SPA - First National Bank, 07/01/28+ ......................  VMIG1/A1        3,800,000
       700,000  Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                  Bond, Harford County Resource, 1.700%, 11/06/02, AMBAC Insured,
                  SPA - Credit Local de France, 01/01/08+ ............................  VMIG1/A1+         700,000
                                                                                                     ------------
                TOTAL MARYLAND .....................................................................    4,500,000
                                                                                                     ------------
                MASSACHUSETTS - 1.5%
     4,000,000  Route 3 North Transportation Import Association Lease Revenue Bond,
                  Series 2002B, 1.850%, 11/06/02, AMBAC Insured, SPA - Dexia Credit
                  Local, 06/15/33+ ...................................................VMIG1/A1+/F1+     4,000,000
                                                                                                     ------------
                MICHIGAN - 12.3%
     9,565,000  Detroit Sewer Disposal Revenue Bond, Series 1998B, 1.800%, 10/31/02,
                  MBIA Insured, SPA - Morgan Guaranty Trust, 07/01/23+ ...............VMIG1/A1+/F1      9,565,000
     3,000,000  Michigan State Grant Anticipation Notes, Series 2001A, 1.800%, 11/06/02,
                  FSA Insured, SPA - Dexia Credit Local, 09/15/08+ ...................VMIG1/A1+/F1+     3,000,000
     9,900,000  Michigan State Higher Education Student Loan Revenue Bond, Series
                  1988XII-B, AMT, 1.900%, 11/06/02, AMBAC Insured, SPA - Kredietbank
                  NV, 10/01/13+ ......................................................  VMIG1/A1        9,900,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (Continued) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                MICHIGAN (CONTINUED)
   $ 3,800,000  Michigan State Higher Education Student Loan Revenue Bond, Series
                  1991XII-F, AMT, 1.900%, 11/06/02, AMBAC Insured, SPA - Kredietbank NV,
                  10/01/20+ ..........................................................  VMIG1/NR     $  3,800,000
     4,000,000  Michigan State Housing Development Authority Limited Obligation Revenue
                  Bond, Laurel Valley Project, 1.950%, 11/06/02, Letter of Credit - Bank One
                  Michigan, 12/01/07+ ................................................  VMIG1/NR        4,000,000
     1,500,000  Wayne Charter County Michigan Airport Revenue Bond, Detroit Metro Wayne
                  County, Series 2002A, AMT, 1.900%, 11/06/02,
                  FGIC Insured, 12/01/32+ ............................................  VMIG1/A1+       1,500,000
                                                                                                     ------------
                TOTAL MICHIGAN .....................................................................   31,765,000
                                                                                                     ------------
                MINNESOTA - 0.8%
     2,000,000  Rochester Health Care Facilities Commercial Paper Revenue Notes, Mayo
                  Foundation, Mayo Medical Center, Series 1992B, 1.300%, 11/21/02 ....   NR/A1+         2,000,000
                                                                                                     ------------
                NEVADA - 3.0%
     1,400,000  Clark County Airport Revenue Bond, Sub Lien, Series 2001A, AMT, 2.090%,
                  11/01/02, FGIC Insured, SPA - Landesbank Baden -
                  Wuerttember, 07/01/36+ ............................................. VMIG1/A1+/F1+    1,400,000
     2,500,000  Clark County Highway Commercial Paper Revenue Notes, 1.350%, 11/06/02     P1/A1+        2,500,000
     3,795,000  Clark County Improvement District Special Assessment Bond, Special
                  Improvement 128, Summerlin Centre Project, Series 2001A, 1.990%,
                  11/01/02, Letter of Credit - Bayerische Hypo - und Vereinsbank AG,
                  02/01/21+ .......................................................... VMIG1/NR/F1      3,795,000
                                                                                                     ------------
                TOTAL NEVADA .......................................................................    7,695,000
                                                                                                     ------------
                NEW HAMPSHIRE - 0.8%
     2,000,000  New Hampshire State Higher Education & Health Facilities Authority Revenue
                  Bond, New England Inc., Series 1985B, 2.000%, 11/06/02, AMBAC Insured,
                  Liquidity Facility - Mellon Bank Pittsburgh & Fleet
                  National, 12/01/25+ ................................................     NR/A1        2,000,000
                                                                                                     ------------
                NEW JERSEY - 2.7%
     4,000,000  New Jersey State Economic Development Authority Revenue Bond,
                  Applewood Center For Aging, 1.740%, 11/07/02, Letters of Credit -
                  Summit Bank, Fleet National Bank, 12/01/19+ ........................    NR/A1         4,000,000
     2,000,000  New Jersey State Tax & Revenue Anticipation Notes, 3.000%, 06/12/03 ..MIG1/SP1+/F1+     2,018,542
     1,000,000  New Jersey State Turnpike Authority Revenue Bond, Series 1991D, 1.750%,
                  11/06/02, FGIC Insured, Letter of Credit -
                  Societe Generale, 01/01/18+ ........................................VMIG1/A1+/F1+     1,000,000
                                                                                                     ------------
                TOTAL NEW JERSEY ...................................................................    7,018,542
                                                                                                     ------------
                NEW MEXICO - 1.6%
     4,000,000  New Mexico State Tax & Revenue Anticipation Notes, 3.000%, 06/30/03 ..  MIG1/SP1+       4,038,993
                                                                                                     ------------
                NEW YORK - 7.7%
     2,900,000  Long Island Power Authority Electric System Revenue Bond,
                  Subseries 1998A, 1.810%, 11/06/02, MBIA Insured,
                  SPA - Credit Suisse First Boston, 04/01/25+ ........................ VMIG1/A1+/F1+    2,900,000
     1,300,000  New York City General Obligation Unlimited Revenue Bond,
                  Subseries 1993A-5, 2.000%, 11/01/02, Letter of Credit -
                  KBC Bank NV, 08/01/16+ .............................................   VMIG1/A1       1,300,000
     1,250,000  New York City General Obligation Unlimited Revenue Bond, Subseries
                  1993A-10, 1.950%, 11/01/02, Letter of Credit - Morgan Guaranty Trust,
                  08/01/17+ ..........................................................  VMIG1/A1+       1,250,000
       500,000  New York City General Obligation Unlimited Revenue Bond, Subseries
                  1993B-2, 1.950%, 11/01/02, Letter of Credit - Morgan Guaranty Trust,
                  08/15/20+ ..........................................................  VMIG1/A1          500,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (Continued) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NEW YORK (CONTINUED)
   $ 2,000,000  New York City Municipal Water Financial Authority Revenue Bond,
                  Water & Sewer System, Series 1992C, 2.000%, 11/01/02,
                  FGIC Insured, 06/15/22+ ...........................................  VMIG1/A1+    $   2,000,000
     1,000,000  New York City Municipal Water Financial Authority Revenue Bond,
                  Water & Sewer System, Series 1993C, 2.000%, 11/01/02,
                  FGIC Insured, 06/15/23+ ...........................................  VMIG1/A1+        1,000,000
       740,000  New York City Transitional Finance Authority Revenue Bond, Future Tax
                  Secured, Subseries 1999B-3, 1.850%, 11/06/02, Liquidity Facility - First
                  National Bank, 11/01/28+ .......................................... VMIG1/A1+/F1+       740,000
     2,500,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th
                  Street, Series 2002A, AMT, 1.950%, 11/06/02, Letter of Credit - Bayerische
                  Hypo - und Vereinsbank AG, 11/01/33+ ..............................   VMIG1/NR        2,500,000
     1,200,000  New York State Local Government Assistance Corp. Revenue Bond,
                  Series 1995G, 1.800%, 11/06/02, Letter of Credit - Bank of Nova Scotia,
                  04/01/25+ .........................................................   VMIG1/A1        1,200,000
     6,500,000  Triborough Bridge and Tunnel Authority Revenue Bond, Series 2001B,
                  1.900%, 11/06/02, AMBAC Insured, SPA - State Street Bank & Trust Co.,
                  01/01/32+ .........................................................   VMIG1/A1+       6,500,000
                                                                                                     ------------
                TOTAL NEW YORK .....................................................................   19,890,000
                                                                                                     ------------
                NORTH CAROLINA - 3.2%
     1,000,000  Durham Public Improvement General Obligation Unlimited Revenue Bond,
                  1.900%, 11/07/02, SPA - Wachovia Bank of NC, 02/01/10+ ............   VMIG1/A1        1,000,000
     2,200,000  East Carolina University Athletic Department Revenue Bond, Dowdy-Ficklen
                  Stadium Project, 1.900%, 11/06/02, Letter of Credit - Wachovia Bank,
                  05/01/17+ .........................................................   VMIG1/A1        2,200,000
     1,100,000  Greensboro Public Improvement General Obligation Unlimited Revenue
                  Bond, Series 1994B, 1.800%, 11/06/02, SPA - Wachovia Bank of NC,
                  04/01/08+ .........................................................   VMIG1/A1        1,100,000
     3,000,000  North Carolina State Community Health Care Facilities Revenue Bond,
                  Firsthealth of Carolinas Project, 1.850%, 11/06/02, SPA - First Union
                  National Bank, 10/01/32+ ..........................................   VMIG1/A1        3,000,000
     1,000,000  North Carolina State Educational Facilities Finance Agency Revenue Bond,
                  Elon College, 1.850%, 11/06/02, Letter of Credit - Bank of America NA,
                  01/01/19+ .........................................................   VMIG1/A1+       1,000,000
                                                                                                     ------------
                TOTAL NORTH CAROLINA ...............................................................    8,300,000
                                                                                                     ------------
                NORTH DAKOTA - 0.7%
       500,000  Grand Forks Health Care Facilities Revenue Bond, United Hospital Obligation
                  Group Project, Series 1996A, 2.040%, 11/01/02, Letter Of Credit - LaSalle
                  National Bank, 12/01/25+ ..........................................   VMIG1/NR          500,000
     1,250,000  Grand Forks Hospital Facilities Revenue Bond, United Hospital Obligation
                  Group Project, 2.040%, 11/01/02, Letter of Credit - LaSalle National Bank,
                  12/01/16+ .........................................................   VMIG1/NR        1,250,000
                                                                                                     ------------
                TOTAL NORTH DAKOTA .................................................................    1,750,000
                                                                                                     ------------
                OHIO - 1.3%
     3,435,000  Ohio State Water Development Authority Revenue Bond, Environmental Mead
                  Co., Series 1986B, 1.990%, 11/01/02, Letter of Credit - Bank of America
                  NA, 11/01/15+ .....................................................    NR/A1+         3,435,000
                                                                                                     ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (Continued) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                OREGON - 1.0%
   $ 1,500,000  Oregon State Tax & Revenue Anticipation Notes, Series 2002A, 3.250%,
                  05/01/03 .......................................................... MIG1/SP1+/F1+  $  1,509,112
     1,100,000  Port of Portland Special Obligation Revenue Bond, Horizon Air Industries Inc.
                  Project, AMT, 1.990%, 11/01/02, Letter of Credit - Bank of America NA,
                  06/15/27+ .........................................................    NR/A1+         1,100,000
                                                                                                     ------------
                TOTAL OREGON .......................................................................    2,609,112
                                                                                                     ------------
                PENNSYLVANIA - 5.3%
     1,200,000  Lehigh County General Purpose Authority Revenue Bond, Lehigh Valley
                  Health System, Series 1999B, 1.990%, 11/01/02, MBIA Insured, SPA -
                  First Union National Bank, 07/01/29+ ..............................   VMIG1/NR        1,200,000
       600,000  Lehigh County General Purpose Authority Revenue Bond, Lehigh Valley
                  Hospital, Series 1999A, 1.990%, 11/01/02, AMBAC Insured, SPA -
                  Chase Manhattan Bank, 07/01/28+ ...................................   VMIG1/NR          600,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 1997A, AMT, 2.000%, 11/06/02, AMBAC Insured,
                  SPA - Mellon Bank NA, 03/01/27+ ...................................   VMIG1/A1+       2,000,000
     2,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2001A, AMT, 2.000%, 11/06/02, AMBAC Insured,
                  SPA - Lloyds TSB Bank, 06/01/31+ ..................................   VMIG1/A1+       2,500,000
       700,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2002A, AMT, 2.350%, 01/02/03, FSA Insured,
                  06/01/25+ .........................................................  Aaa/AAA/AAA        704,872
     6,600,000  Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.800%,
                  11/06/02, AMBAC Insured, SPA - Commerzbank AG, 08/01/27+ ..........  VMIG1/A1/F1      6,600,000
                                                                                                     ------------
                TOTAL PENNSYLVANIA .................................................................   13,604,872
                                                                                                     ------------
                SOUTH CAROLINA - 4.2%
     2,600,000  South Carolina State Educational Facilities Authority Revenue Bond, Furman
                  University Project, Series 1996B, 1.850%, 11/07/02, MBIA Insured, SPA -
                  Wachovia Bank of SC, 10/01/26+ .................................... VMIG1/NR/F1+      2,600,000
     2,850,000  South Carolina State Jobs Economic Development Authority Health Facilities
                  Revenue Bond, Methodist Home Project, 1.900%, 11/07/02, Letter of
                  Credit - Bank of America NA, 12/01/14+ ............................    NR/A1+         2,850,000
     5,425,000  South Carolina State School Facilities General Obligation Unlimited Revenue
                  Bond, Series 2000A, 5.750%, Credit Support - State Aid Withholding,
                  01/01/03 ..........................................................  Aaa/AAA/AAA      5,464,184
                                                                                                     ------------
                TOTAL SOUTH CAROLINA ...............................................................   10,914,184
                                                                                                     ------------
                TENNESSEE - 5.3%
     1,200,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                  Tennessee Municipal Bond Fund, 1.850%, 11/07/02, Letter of Credit -
                  Bank of America NA, 10/01/25+ .....................................    NR/A1+         1,200,000
     1,000,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                  Tennessee Municipal Bond Fund, 1.850%, 11/07/02, Letter of Credit -
                  Bank of America NA, 06/01/29+ .....................................   VMIG1/NR        1,000,000
     2,500,000  Hamilton County Revenue Bond, Tennessee Aquarium Project, 1.850%,
                  11/07/02, Letter of Credit - NationsBank of Georgia, 07/01/21+ ....    NR/A1+         2,500,000
     7,550,000  Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                  Arbors of Harbor Town Project, 1.850%, 11/06/02, Credit Support - NW
                  Mutual Life Insurance Co., 04/01/13+ ..............................    NR/A1+         7,550,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (Continued) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TENNESSEE (CONTINUED)
   $ 1,500,000  Montgomery County Public Building Authority Pooled Financing Revenue
                  Bond, Tennessee County Loan Pool, 2.000%, 11/01/02, Letter of Credit -
                  Bank of America NA, 04/01/32+ .....................................   VMIG1/NR     $  1,500,000
                                                                                                     ------------
                TOTAL TENNESSEE ....................................................................   13,750,000
                                                                                                     ------------
                TEXAS - 4.8%
       530,000  College Station Utility System Commercial Paper Revenue Notes, 4.000%,
                  FSA Insured, 02/01/03 .............................................    Aaa/AAA          532,614
     1,800,000  Harris County Industrial Development Corp. Solid Waste Disposal Revenue
                  Bond, Exxon Mobil Corp. Project, AMT, 2.000%, 11/01/02, 04/01/32+ .   VMIG1/A1+       1,800,000
     1,100,000  Lone Star Airport Improvement Authority Revenue Bond, American Airlines Inc.
                  Project, Series 1984A-2, 2.040%, 11/01/02, Letter of Credit - Landesbank
                  Hessen Thurigen, 12/01/14+ ........................................   VMIG1/NR        1,100,000
       100,000  Lone Star Airport Improvement Authority Revenue Bond, American Airlines Inc.
                  Project, Series 1984A-4, 2.040%, 11/01/02, Letter of Credit - Landesbank
                  Hessen Thurigen, 12/01/14+ ........................................   VMIG1/NR          100,000
       200,000  Lone Star Airport Improvement Authority Revenue Bond, American Airlines Inc.
                  Project, Series 1984A-5, 2.040%, 11/01/02, Letter of Credit - Landesbank
                  Hessen Thurigen, 12/01/14+ ........................................   VMIG1/NR          200,000
       200,000  Lone Star Airport Improvement Authority Revenue Bond, American Airlines Inc.
                  Project, Series 1984B-1, 2.040%, 11/01/02, Letter of Credit - Landesbank
                  Hessen Thurigen, 12/01/14+ ........................................   VMIG1/NR          200,000
       655,000  Lone Star Airport Improvement Authority Revenue Bond, American Airlines Inc.
                  Project, Series 1984B-4, 2.040%, 11/01/02, Letter of Credit - Landesbank
                  Hessen Thurigen, 12/01/14+ ........................................   VMIG1/NR          655,000
       800,000  Lone Star Airport Improvement Authority Revenue Bond, American Airlines Inc.
                  Project, Series 1984B-5, 2.040%, 11/01/02, Letter of Credit - Landesbank
                  Hessen Thurigen, 12/01/14+ ........................................   VMIG1/NR          800,000
     2,000,000  Port Arthur Navigation District Commercial Paper Revenue Notes, 1.550%,
                  12/03/02 ..........................................................     P1/NR         2,000,000
     5,000,000  Texas State Tax & Revenue Anticipation Notes, 2.750%, 08/29/03 ...... MIG1/SP1+/F1+     5,054,881
                                                                                                     ------------
                TOTAL TEXAS ........................................................................   12,442,495
                                                                                                     ------------
                UTAH - 0.8%
     2,150,000  Morgan County Solid Waste Disposal Revenue Bond, Holnam Inc. Project,
                  AMT, 1.970%, 11/06/02, Letter of Credit - Wachovia Bank NA,
                  08/01/31+ .........................................................   VMIG1/A1        2,150,000
                                                                                                     ------------
                VIRGINIA - 1.9%
     1,325,000  Capital Region Airport Commission Airport Revenue Bond, Richmond
                  International Airport Project, Series 1995B, 1.850%, 11/06/02, AMBAC
                  Insured, SPA - Dexia Public Finance Bank, 07/01/25+ ...............   VMIG1/A1+       1,325,000
     2,285,000  Fairfax County Water Authority Water Commercial Paper Revenue Notes,
                  3.500%, 04/01/03 ..................................................  Aa1/AAA/AAA      2,301,747
     1,225,000  Norfolk Industrial Development Authority Industrial Development Revenue
                  Bond, James Barry-Robinson Institute, 1.850%, 11/07/02, Letter of Credit -
                  Bank of America NA, 10/01/06+ .....................................    NR/A1+         1,225,000
                                                                                                     ------------
                TOTAL VIRGINIA .....................................................................    4,851,747
                                                                                                     ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS (Continued) -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS         MARKET
      AMOUNT                                                                          (UNAUDITED)*        VALUE
     ---------                                                                        ------------       ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                WASHINGTON - 1.8%
   $ 1,785,000  Port Bellingham Industrial Development Corp. Industrial Revenue Bond, Sauder
                  Woodcraft Corp. Project, 1.950%, 11/06/02, Letter of Credit - Bank of
                  America National Trust & Savings, 12/01/14+ ........................   Aa1/NR      $  1,785,000
     2,800,000  Washington State Housing Finance Commission Nonprofit Housing Revenue
                  Bond, Nikkei Manor Project, 1.850%, 11/06/02, Letter of Credit - Bank of
                  America National Trust & Savings, 10/01/21+ ........................   Aa1/NR         2,800,000
                                                                                                     ------------
                TOTAL WASHINGTON ...................................................................    4,585,000
                                                                                                     ------------
                WEST VIRGINIA - 0.8%
     2,100,000  West Virginia State Hospital Finance Authority Hospital Revenue Bond, VHA
                  Mid-Atlantic, Series 1985H, 2.000%, 11/06/02, AMBAC Insured, Liquidity
                  Facility, 12/01/25+ ................................................    NR/A1         2,100,000
                                                                                                     ------------
                WYOMING - 1.6%
     1,220,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                  Series 1984C, 1.890%, 11/01/02, 11/01/14+ ..........................   P1/A1+         1,220,000
     1,800,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                  Series 1987A, AMT, 2.000%, 11/01/02, Exxon Corp. Credit Support:
                  GTY Agreement, 07/01/17+ ...........................................   P1/A1+         1,800,000
     1,000,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                  Series 1987B, AMT, 2.000%, 11/01/02, Exxon Corp. Credit Support:
                  GTY Agreement, 07/01/17+ ...........................................   P1/A1+         1,000,000
                                                                                                     ------------
                TOTAL WYOMING ......................................................................    4,020,000
                                                                                                     ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS                                                260,748,521
                                                                                                     ------------
TOTAL INVESTMENTS (Cost $260,748,521) (a) ............................................     100.8%    $260,748,521
PAYABLE TO ADVISER (b) ...............................................................       0.0          (30,103)
PAYABLE TO ADMINISTRATOR .............................................................       0.0          (18,139)
DIVIDENDS PAYABLE ....................................................................       0.0          (84,465)
OTHER ASSETS AND LIABILITIES (NET) ...................................................      (0.8)      (2,089,116)
                                                                                           =====     ============
NET ASSETS (258,604,462 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) ................................     100.0%    $258,526,698
                                                                                           =====     ============
COMPOSITION OF NET ASSETS
Paid-in-capital ....................................................................................  258,491,154
Accumulated net investment income ..................................................................       49,419
Accumulated net realized loss on investments .......................................................      (13,875)
                                                                                                     ------------
NET ASSETS ......................................................................................... $258,526,698
                                                                                                     ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     ($256,186,114 (DIVIDE) 256,263,338 shares outstanding) ........................................        $1.00
                                                                                                            =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     ($2,340,584 (DIVIDE) 2,341,124 shares outstanding) ............................................        $1.00
                                                                                                            =====

-----------------------------------------------
(a) Aggregate cost for Federal tax purposes.
(b) Net of the expense reimbursement receivable from the Adviser.
+ Variable rate security. The first date shown is the short-term date and the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO --
STATEMENT OF NET ASSETS -- OCTOBER  31, 2002
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                           MARKET
      AMOUNT                                                                                              VALUE
    -----------                                                                                         --------
                U.S. GOVERNMENT OBLIGATIONS - 52.7%
   $35,000,000  U.S. Treasury Bills, 1.450% to 1.598%++, 11/07/02 to 01/02/03 ......................  $34,958,108
    10,000,000  U.S. Treasury Note, 5.125%, 12/31/02 ...............................................   10,052,186
                                                                                                      -----------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ..................................................   45,010,294
                                                                                                      -----------
                REPURCHASE AGREEMENTS - 47.2%
    15,000,000  ABN Amro, 1.860%, dated 10/31/02, due 11/01/02, proceeds at maturity,
                  $15,000,775 (a) ..................................................................   15,000,000
    10,380,369  Bear Stearns & Co., 1.880%, dated 10/31/02, due 11/01/02, proceeds at
                  maturity, $10,380,911 (b) ........................................................   10,380,369
    15,000,000  Warburg Dillon Reed, 1.870%, dated 10/31/02, due 11/01/02, proceeds at
                  maturity, $15,000,779 (c) ........................................................   15,000,000
                                                                                                      -----------
                TOTAL REPURCHASE AGREEMENTS ........................................................   40,380,369
                                                                                                      -----------
TOTAL INVESTMENTS (Cost $85,390,663) (d) .................................................  99.9%     $85,390,663
PAYABLE TO ADVISER (e) ...................................................................   0.0          (12,351)
PAYABLE TO ADMINISTRATOR .................................................................   0.0           (5,841)
DIVIDENDS PAYABLE ........................................................................   0.0          (32,556)
OTHER ASSETS AND LIABILITIES (NET) .......................................................   0.1          110,328
                                                                                           -----      -----------
NET ASSETS (85,452,346 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) .................................... 100.0%     $85,450,243
                                                                                           =====      ===========
COMPOSITION OF NET ASSETS
Paid-in-capital ....................................................................................  $85,452,368
Distributions in excess of net investment income ...................................................       (2,125)
                                                                                                      -----------
NET ASSETS .........................................................................................  $85,450,243
                                                                                                      ===========
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     ($81,559,214 (DIVIDE) 81,561,316 outstanding shares) ..........................................        $1.00
                                                                                                            =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     ($3,891,029 (DIVIDE) 3,891,030 outstanding shares) ............................................        $1.00
                                                                                                            =====

-----------------------------------------------
(a) Collateralized by U.S. Treasury Bond, 8.750%, due 08/15/20, market value $15,443,827.
(b) Collateralized by U.S. Treasury Note, 3.875%, due 01/15/09, market value $10,580,938.
(c) Collateralized by U.S. Treasury Bond, 8.000%, due 11/15/21, market value $15,434,606.
(d) Aggregate cost for Federal tax purposes.
(e) Net of the expense reimbursement receivable from the Adviser.
++  Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                       DOMESTIC PRIME    TAX EXEMPT   U.S. TREASURY
                                                        MONEY MARKET    MONEY MARKET  MONEY MARKET
                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                       -------------    -----------  -------------
INVESTMENT INCOME:
  Interest ...........................................  $ 11,114,290   $  4,047,915   $  1,579,022
                                                        ------------   ------------   ------------
EXPENSES:
  Investment advisory fees ...........................     1,643,730        784,393        262,174
  Service fees - Money Market Class ..................     1,381,097        681,314        220,425
  Administration fees ................................       453,814        216,855         72,493
  Custodian fees .....................................        78,391         53,112         35,326
  Registration fees ..................................        74,248         51,667         33,673
  Shareholder services fees ..........................       250,577         41,449         30,875
  Legal and audit fees ...............................        75,916         32,758          8,339
  Shareholder communications expenses ................        50,809         17,665          6,926
  Directors' fees ....................................        31,484         15,397          5,235
  Miscellaneous expenses .............................        22,565         11,306          6,141
                                                        ------------   ------------   ------------
  TOTAL EXPENSES .....................................     4,062,631      1,905,916        681,607
                                                        ------------   ------------   ------------
  Expense reimbursement from the Adviser .............      (761,862)      (318,859)       (97,465)
  Service fees credit - Money Market Class ...........       (58,992)       (45,756)       (28,545)
                                                        ------------   ------------   ------------
  TOTAL NET EXPENSES .................................     3,241,777      1,541,301        555,597
                                                        ------------   ------------   ------------
  NET INVESTMENT INCOME ..............................     7,872,513      2,506,614      1,023,425
                                                        ------------   ------------   ------------
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        93,314          2,131         18,495
                                                        ------------   ------------   ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $  7,965,827   $  2,508,745   $  1,041,920
                                                        ============   ============   ============

                See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS

                                       DOMESTIC PRIME                   TAX EXEMPT                  U.S. TREASURY
                                   MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                               -----------------------------  ------------------------------  ----------------------------
                                 YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 OCTOBER 31,    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                    2002           2001            2002            2001           2002            2001
                               -------------  --------------  --------------  --------------  -------------  -------------
OPERATIONS:
   Net investment income ..... $   7,872,513  $   20,478,435  $    2,506,614  $    6,180,715  $   1,023,425  $   3,567,652
   Net realized gain (loss)
    on investments ...........        93,314          46,832           2,131         (13,306)        18,495         89,115
                               -------------  --------------  --------------  --------------  -------------  -------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS     7,965,827      20,525,267       2,508,745       6,167,409      1,041,920      3,656,767
                               -------------  --------------  --------------  --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Money Market Class ......    (7,480,402)    (18,644,430)     (2,464,369)     (6,050,543)      (970,105)    (3,376,373)
     Cash Management Class ...      (392,111)     (1,834,005)        (42,245)       (130,172)       (53,320)      (191,279)
                               -------------  --------------  --------------  --------------  -------------  -------------
                                  (7,872,513)    (20,478,435)     (2,506,614)     (6,180,715)    (1,023,425)    (3,567,652)
                               -------------  --------------  --------------  --------------  -------------  -------------
   Net realized gain on
     investment transactions
     Money Market Class ......       (89,627)        (44,094)        (23,088)             --        (22,717)       (79,679)
     Cash Management Class ...        (3,687)         (2,738)           (102)             --         (1,095)        (4,119)
                               -------------  --------------  --------------  --------------  -------------  -------------
                                     (93,314)        (46,832)        (23,190)             --        (23,812)       (83,798)
                               -------------  --------------  --------------  --------------  -------------  -------------
   TOTAL DISTRIBUTIONS
     TO SHAREHOLDERS .........    (7,965,827)    (20,525,267)     (2,529,804)     (6,180,715)    (1,047,237)    (3,651,450)
                               -------------  --------------  --------------  --------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE)
   Proceeds from shares issued
     Money Market Class ...... 1,772,132,434   1,510,973,741     663,815,681     680,978,392    159,234,860    195,654,241
     Cash Management Class ...    41,271,217      47,053,310      38,003,576      21,416,092     59,069,889     50,796,902
                               -------------  --------------  --------------  --------------  -------------  -------------
                               1,813,403,651   1,558,027,051     701,819,257     702,394,484    218,304,749    246,451,143
                               -------------  --------------  --------------  --------------  -------------  -------------
   Proceeds from reinvestment
     of dividends
     Money Market Class ......     7,458,182      18,374,036       2,456,551       6,049,470        992,051      3,460,400
     Cash Management Class ...       385,248       1,846,119          35,625         122,709         45,813        143,535
                               -------------  --------------  --------------  --------------  -------------  -------------
                                   7,843,430      20,220,155       2,492,176       6,172,179      1,037,864      3,603,935
                               -------------  --------------  --------------  --------------  -------------  -------------
   Cost of shares redeemed
     Money Market Class ......(1,727,031,684) (1,313,968,735)   (676,518,032)   (636,644,170)  (170,393,296)  (184,022,808)
     Cash Management Class ...   (55,277,074)    (54,799,997)    (39,236,452)    (24,029,838)   (59,677,390)   (50,800,291)
                               -------------  --------------  --------------  --------------  -------------  -------------
                              (1,782,308,758) (1,368,768,732)   (715,754,484)   (660,674,008)  (230,070,686)  (234,823,099)
                               -------------  --------------  --------------  --------------  -------------  -------------
   Net increase (decrease)
     in net assets from
     share transactions ......    38,938,323     209,478,474     (11,443,051)     47,892,655    (10,728,073)    15,231,979
                               -------------  --------------  --------------  --------------  -------------  -------------
   NET INCREASE (DECREASE)
     IN NET ASSETS ...........    38,938,323     209,478,474     (11,464,110)     47,879,349    (10,733,390)    15,237,296
NET ASSETS:
   Beginning of period .......   607,255,247     397,776,773     269,990,808     222,111,459     96,183,633     80,946,337
                               -------------  --------------  --------------  --------------  -------------  -------------
   End of period ............. $ 646,193,570  $  607,255,247  $  258,526,698  $  269,990,808  $  85,450,243  $  96,183,633
                               =============  ==============  ==============  ==============  =============  =============

                See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share class of capital stock outstanding throughout each period indicated:

                                                          OPERATING PERFORMANCE             DISTRIBUTIONS TO SHAREHOLDERS
                                                  -------------------------------------  ---------------------------------------
                                                                   Net
                                       Net Asset              Realized and                              Net
                                         Value,       Net      Unrealized    Total from      Net       Realized
Period Ended                           Beginning   Investment    Gain on     Investment  Investment    Gain on        Total
October 31,                             of Period    Income    Investments   Operations    Income     Investments  Distributions
------------                           ----------  ---------- ------------  -----------  ----------   -----------  -------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2002                                   $1.00       $0.014     $0.000(c)     $0.014       $(0.014)    $(0.000)(c)    $(0.014)
  2001                                    1.00        0.041      0.000(c)      0.041        (0.041)     (0.000)(c)     (0.041)
  2000                                    1.00        0.055      0.000(c)      0.055        (0.055)     (0.000)(c)     (0.055)
  1999                                    1.00        0.045         --         0.045        (0.045)         --         (0.045)
  1998                                    1.00        0.050         --         0.050        (0.050)         --         (0.050)
CASH MANAGEMENT CLASS
  2002                                   $1.00       $0.015     $0.000(c)     $0.015       $(0.015)    $(0.000)(c)    $(0.015)
  2001                                    1.00        0.044      0.000(c)      0.044        (0.044)     (0.000)(c)     (0.044)
  2000(a)                                 1.00        0.030      0.000(c)      0.030        (0.030)     (0.000)(c)     (0.030)
TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2002                                   $1.00       $0.010         --        $0.010       $(0.010)         --        $(0.010)
  2001                                    1.00        0.026         --         0.026        (0.026)         --         (0.026)
  2000                                    1.00        0.035         --         0.035        (0.035)         --         (0.035)
  1999                                    1.00        0.027         --         0.027        (0.027)         --         (0.027)
  1998                                    1.00        0.030         --         0.030        (0.030)         --         (0.030)
CASH MANAGEMENT CLASS
  2002                                   $1.00       $0.011         --        $0.011       $(0.011)         --        $(0.011)
  2001                                    1.00        0.027         --         0.027        (0.027)         --         (0.027)
  2000(a)                                 1.00        0.019         --         0.019        (0.019)         --         (0.019)
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2002                                   $1.00       $0.012     $0.000(c)     $0.012       $(0.012)    $(0.000)(c)    $(0.012)
  2001                                    1.00        0.039      0.001         0.040        (0.039)     (0.001)        (0.040)
  2000                                    1.00        0.052      0.000(c)      0.052        (0.052)     (0.000)(c)     (0.052)
  1999                                    1.00        0.042        --          0.042        (0.042)         --         (0.042)
  1998                                    1.00        0.048      0.001         0.049        (0.048)     (0.001)        (0.049)
CASH MANAGEMENT CLASS
---------------------
  2002                                   $1.00       $0.013     $0.000(c)     $0.013       $(0.013)    $(0.000)(c)    $(0.013)
  2001                                    1.00        0.042      0.001         0.043        (0.042)     (0.001)        (0.043)
  2000(a)                                 1.00        0.028      0.000(c)      0.028        (0.028)     (0.000)(c)     (0.028)

                                                                    RATIOS TO AVERAGE NET ASSETS
                                                                       AND SUPPLEMENTAL DATA
                                                             ---------------------------------------
                                                             Ratio of         Net       Ratio of Net
                                         Net Asset           Net Assets,   Investment     Operating
                                           Value,               End of        Income        Expenses
Period Ended                               End of    Total      Period      to Average    to Average
October 31,                                Period   Return+   (in 000's)    Net Assets    Net Assets
------------                             ---------  ------- ------------   -----------  ------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2002                                     $1.00     1.43%     $622,288        1.43%       0.60%(d)
  2001                                      1.00     4.31        69,728        4.09        0.59
  2000                                      1.00     5.68        54,350        5.55        0.59
  1999                                      1.00     4.65        15,941        4.55        0.50
  1998                                      1.00     5.15        57,850        5.03        0.54
CASH MANAGEMENT CLASS
  2002                                     $1.00     1.54%      $23,906        1.55%       0.49%
  2001                                      1.00     4.42        37,527        4.41        0.49
  2000(a)                                   1.00     3.04        43,427        5.62(b)     0.52(b)
TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2002                                     $1.00     0.95%     $256,186        0.96%       0.58%(d)
  2001                                      1.00     2.65        66,453        2.58        0.56
  2000                                      1.00     3.52        16,082        3.47        0.53
  1999                                      1.00     2.71        95,580        2.67        0.49(e)
  1998                                      1.00     3.08        13,590        3.04        0.50(e)
CASH MANAGEMENT CLASS
  2002                                     $1.00     1.07%       $2,341        1.07%       0.47%
  2001                                      1.00     2.75         3,538        2.74        0.46
  2000(a)                                   1.00     1.93         6,029        3.54(b)     0.46(b)
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2002                                     $1.00     1.18%      $81,559        1.17%       0.64%(d)
  2001                                      1.00     4.12        91,731        3.88        0.60
  2000                                      1.00     5.28        76,634        5.11        0.65
  1999                                      1.00     4.34        08,893        4.19        0.56
  1998                                      1.00     5.03        10,879        4.83        0.51
CASH MANAGEMENT CLASS
---------------------
  2002                                     $1.00     1.29%       $3,891        1.27%       0.53%
  2001                                      1.00     4.22         4,453        4.16        0.51
  2000(a)                                   1.00     2.81         4,312        5.17(b)     0.59(b)

------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for periods of less than one year is not annualized.
(a) From commencement of offering on May 1, 2000.
(b) Annualized.
(c) Amount represents less than $0.0005 per share.
(d) For the money market class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class, Tax Exempt Money Market Class, and U.S. Treasury Money Market Class would be 0.75%, 0.73% and 0.79%, respectively.
(e) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the year ended October 31, 1999 and 1998 were 0.48% and 0.48%, respectively.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "New Class of Shares" or "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Existing Class of Shares" or "Money Market Class"). The New Class of Shares is identical to the Existing Class of Shares except that the Existing Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Adviser"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized short-term capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Portfolio, timing differences and differing characterization of distributions made by a Portfolio.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, reclassifications were made to the Tax Exempt Money Market Portfolio to increase accumulated net investment income for $49,419 and decrease accumulated net realized loss for $23,190 with an offsetting adjustment to paid-in-capital.

The tax character of distributions paid during the fiscal year were as follows:

                                            DOMESTIC PRIME              TAX EXEMPT               U.S. TREASURY
                                        MONEY MARKET PORTFOLIO    MONEY MARKET PORTFOLIO    MONEY MARKET PORTFOLIO
                                       ------------------------  ------------------------  ------------------------
                                        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2002         2001         2002         2001         2002         2001
                                       -----------  -----------  -----------  -----------  -----------  -----------
Distributions paid from:
   Ordinary income (inclusive of
     short-term capital gains) ......  $ 7,965,827  $20,525,267           --           --  $ 1,047,237  $ 3,651,450
   Tax exempt income ................           --           --  $ 2,529,804  $ 6,180,715           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
   Total taxable/exempt distributions  $ 7,965,827  $20,525,267  $ 2,529,804  $ 6,180,715  $ 1,047,237  $ 3,651,450
                                       ===========  ===========  ===========  ===========  ===========  ===========

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For the year ended October 31, 2002, there were no custody fee credits earned by the Portfolio. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

Effective January 1, 2002, the Service fee for the Money Market class of each Portfolio increased from 0.10% to 0.30%. These Service fees are reduced by payments to the custodian, an affiliate of the sub-transfer agent. Such reductions are presented as Service fees credit -- Money Market Class in the Statement of Operations.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of October 31, 2002, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                            DOMESTIC PRIME               TAX EXEMPT                U.S. TREASURY
                                        MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO
                                        ----------------------     ----------------------     ----------------------
Undistributed ordinary income ..............  $ 262,166                         --                  $  30,431
Tax exempt income ..........................         --                  $ 133,884                         --
Capital loss carryforward ..................         --                    (13,875)                        --
Other ......................................   (268,628)                   (84,465)                   (32,556)
                                              ---------                  ---------                  ---------
Total accumulated earnings .................  $  (6,462)                 $  35,544                  $  (2,125)
                                              =========                  =========                  =========

Other is primarily due to dividends payable

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator"), an affiliate of the Adviser, serves as the Administrator to the Fund pursuant to an Administrative Services
Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

As of January 1, 2002, the Adviser has agreed to limit expenses by waiving a portion of its fee for the Money Market Class of the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio in excess of 0.60%, 0.60% and 0.65%, respectively, of its average net assets. For the year ended October 31, 2002, the Adviser reimbursed the Fund's Money Market class in the amount of $761,862, $318,859 and $97,465 for the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor"), an affiliate of the Adviser, serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

4. FEDERAL INCOME TAX INFORMATION. As of October 31, 2002, the Tax Exempt Money Market Portfolio had net capital loss carryforwards, which may be used to offset future capital gains, for Federal income tax purposes of $569 and $13,306 expiring in 2007 and 2008, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE TREASURER'S FUND, INC.

    We have audited the accompanying statements of net assets of the Domestic Prime Money Market, the Tax Exempt Money Market, and the U.S. Treasury Money Market Portfolios (each a portfolio of The Treasurer's Fund, Inc.) (the "Fund") as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. at October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                                  [LOGO OMITTED]
                                                               ERNST & YOUNG LLP
New York, New York
December 6, 2002

--------------------------------------------------------------------------------
                   2002 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

   For the fiscal year ended October 31, 2002, 100.0% of the dividends from investment income paid by the Tax Exempt Money Market Portfolio are exempt from Federal taxation for shareholders who are not subject to the alternative minimum tax. The percentage of income dividends from the Fund subject to alternative minimum tax is 18.2%. These dividends may not be exempt from state and local taxation. Due to the diversity in state and local tax laws, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

   U.S. GOVERNMENT INCOME:

   The percentage of ordinary income dividend paid by the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and U.S. Treasury Money Market Portfolio during the period from November 1, 2001 through October 31, 2002 which was derived from U.S. Treasury securities was 0.4%, 0.0% and 42.1%, respectively. Such income may be exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Treasury securities. The U.S. Treasury Money Market Portfolio met this requirement. The Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio did not meet this requirement in fiscal year 2002.
--------------------------------------------------------------------------------

THE TREASURER'S FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Treasurer's Fund, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Treasurer's Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF          NUMBER OF
 NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF    COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE           TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
 ----------------      -------------  ----------------     ----------------------               -------------------
INTERESTED DIRECTORS 4:
-----------------------
KARL OTTO POHL         Since 1997          30        Member of the Shareholder Committee of     Director of Gabelli
Director                                             Sal Oppenheim Jr. & Cie (private           Asset Management Inc.
Age: 72                                              investment bank); Former President of the  (investment management);
                                                     Deutsche Bundesbank and Chairman of its    Chairman, InCentive Capital
                                                     Central Bank Council (1980-1991)           and InCentive Asset
                                                                                                Management (Zurich)

NON-INTERESTED DIRECTORS:
-------------------------
ANTHONY J. COLAVITA    Since 1997          32        President and Attorney at Law in the law firm        __
Director                                             of Anthony J. Colavita, P.C.
Age: 66

ARTHUR V. FERRARA      Since 2000           9        Formerly, Chairman of the Board and Chief  Director of The Guardian
Director                                             Executive Officer of The Guardian Life     Life Insurance Company of
Age: 72                                              Insurance Company of America from          America; Director of The
                                                     January 1993 to December 1995; President,  Guardian Insurance &
                                                     Chief Executive Officer and a Director     Annuity Company, Inc.,
                                                     prior thereto                              Guardian Investor Services
                                                                                                Corporation and 5 mutual funds
                                                                                                within the Guardian Fund Complex

MARY E. HAUCK          Since 1992           6        Retired Senior Manager of the Gabelli O'Connor       __
Director                                             Fixed Income Mutual Fund Management Company
Age: 60

ROBERT C. KOLODNY, MD  Since 1987           3        Physician, author and lecturer (self-employed)       __
Director                                             since 1983; General Partner of KBS Partnership,
Age: 58                                              KBS II Investment Partnership, KBS III Investment
                                                     Partnership, KBS IV Limited Partnership, KBS
                                                     New Dimensions, L.P., KBS Global Opportunities,
                                                     L.P. and KBS VII Limited Partnership (private
                                                     investment partnerships) since 1981; Medical
                                                     Director and Chairman of the Board of the
                                                     Behavioral Medicine Institute since 1983

1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Director  will hold office for an  indefinite  term until the earliest of
  (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By-Laws and Amended and Restated Articles of Incorporation.
3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Pohl is considered an "interested person" because of his affiliation with Gabelli Asset Management Inc., an affiliate of the Fund's investment adviser.

THE TREASURER'S FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF          NUMBER OF
 NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF    COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE           TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
 ----------------      -------------  ----------------     ----------------------               -------------------
NON-INTERESTED DIRECTORS:
-------------------------
ROBERT J. MORRISSEY    Since 2001           8        Partner in the law firm of Morrissey,               --
Director                                             Hawkins & Lynch
Age: 63

ANTHONY R. PUSTORINO   Since 1987          16        Certified Public Accountant; Professor              --
Director                                             Emeritus, Pace University
Age: 77

WERNER J. ROEDER, MD   Since 1997          26        Vice President/Medical Affairs, Lawrence Hospital   --
Director                                             Center and practicing private physician
Age: 62

ANTHONIE C. VAN EKRIS  Since 1987          17        Managing Director of BALMAC                         --
Director                                             International, Inc.
Age: 68

OFFICERS:
---------
RONALD S. EAKER        Since 1997          --        Senior Portfolio Manager of Gabelli Fixed           --
President and                                        Income LLC and its predecessors since 1987
Chief Investment Officer
Age: 42

BRUCE N. ALPERT        Since 1997          --        Director and President of Gabelli Advisers, Inc.    --
Vice President                                       Executive Vice President and Chief Operating
Age: 50                                              Officer of Gabelli Funds, LLC since 1988 and
                                                     an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates

JUDITH RANERI          Since 1997          --        Portfolio Manager, Gabelli Funds, LLC since         --
Secretary, Treasurer                                 April 1997; member of the Investment and
and Portfolio Manager                                Credit Review Committees
Age: 35

HENLEY L. SMITH        Since 1997          --        Senior Portfolio Manager of Gabelli Fixed Income    --
Vice President                                       LLC and its predecessors since 1987
and Investment Officer
Age: 46

1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Director  will hold office for an  indefinite  term until the earliest of
  (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By-Laws and Amended and Restated Articles of Incorporation.
3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

     WHO ARE WE?

     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

     We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                       Net Asset Value available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Anthony J. Colavita                               Karl Otto Pohl
ATTORNEY-AT-LAW                                   FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                         DEUTSCHE BUNDESBANK

Arthur V. Ferrara                                 Anthony R. Pustorino
FORMER CHAIRMAN AND                               CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                           PROFESSOR EMERITUS,
GUARDIAN LIFE INSURANCE                           PACE UNIVERSITY
COMPANY OF AMERICA

Mary E. Hauck                                     Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO MANAGER                VICE PRESIDENT/MEDICAL AFFAIRS
GABELLI-O'CONNOR FIXED INCOME                     LAWRENCE HOSPITAL CENTER
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                             Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER                    MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP                BALMAC INTERNATIONAL, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Ronald S. Eaker                                   Judith A. Raneri
PRESIDENT AND                                     SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                          PORTFOLIO MANAGER

Henley L. Smith                                   Bruce N. Alpert
VICE PRESIDENT AND                                VICE PRESIDENT
INVESTMENT OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB TRS AR02 SR

THE
TREASURER'S
FUND,
INC.

Money Market Portfolios
-----------------------
Domestic Prime
Tax Exempt
U.S. Treasury

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2002